Description of Business	12 Months Ended
Dec. 31, 2025
Description of Business [Abstract]
Description of Business

1. Description of Business

Oriental Rise Holdings Limited (the “Company”) was incorporated and registered on 25 January 2019 in the Cayman Islands as an exempted company with limited liability under the Companies Act (As Revised), Cap. 22 of the Cayman Islands. The registered office of the Company is Cricket Square, Hutchins Drive, P.O. Box 2681, Grand Cayman, KY1-1111, Cayman Islands. On 17 October 2024, the Company completed the initial public offering (“IPO”) on the Nasdaq Stock Exchange (stock code: ORIS).

The Company’s ultimate holding company is PLENTIFUL THRIVING LIMITED (“Plentiful Thriving”), a company incorporated in the British Virgin Islands (“BVI”). Plentiful Thriving is controlled by Mr. CHUN SUN WONG (“Mr. Wong”). Plentiful Thriving and Mr. Wong are referred to as the controlling shareholder.

The Company is an investment holding company. The Company and its wholly-owned subsidiaries now comprising the Group are principally engaged in production and trading of primarily-processed teas and refined teas in the People’s Republic of China (“PRC”). Details of the Company’s wholly-owned subsidiaries are set out in below:

	Place of		Issued and	Percentage of ownership interest/voting power/profit sharing
	incorporation and	Date of incorporation/	paid up capital/registered	As of December 31		At of date of this	Principal
Name	operation	establishment	capital	2024	2025	report	activities
Wisdom Navigation Limited (“Wisdom Navigation”)	BVI	15 November 2018	USD100/ USD50,000	100%	100%	100%	Investment holding
East Asia Enterprise Limited	Hong Kong	8 October 2012	HK$10,000/ HK$10,000	100%	100%	100%	Investment holding
福建閩東紅茶業科技有限公司 Fujian Min Dong Hong Tea Industrial Technical Company Limited*	PRC	24 May 2013	HK$29,670,000/ HK$35,000,000	100%	100%	100%	Sales of refined teas
福建省青菁農業綜合開發有限公司 Fujian Qing Jing Agricultural Development Company Limited*	PRC	26 May 2008	RMB 3,060,000/ RMB 3,060,000	100%	100%	100%	Processing of tea leaves and wholesale primarily- processed teas
深圳市閩東紅科技有限公司 Shenzhen Min Dong Hong Tea Industrial Technical Company Limited*	PRC	3 April 2025	RMB Nil/ RMB 5,000,000	-	100%	100%	Dormant

Notes:

All companies now comprising the Group have adopted December 31 as their financial year end date.

*:	The English names of these companies represent the best effort made by the directors of the Company to translate the Chinese names as these companies have not been registered with any official English names.